Long-Term Debt - Components of Long-Term Debt (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Jan. 01, 2022	Jul. 03, 2021
Debt Instrument
Total Debt		$ 1,445,000	$ 1,445,000
Unamortized Deferred Financing Costs		10,652	12,534
Unamortized Debt discount		12,064	14,362
Total long term debt		$ 1,422,284	$ 1,418,104
Effective Interest Rate	[1]	5.45%	5.15%
Term Loan Facility due April 13, 2028
Debt Instrument
Total Debt		$ 945,000	$ 945,000
Unamortized Deferred Financing Costs		5,821	6,930
Unamortized Debt discount		$ 12,064	$ 14,362	$ 5,000
Effective Interest Rate	[1]	5.85%	4.48%
Senior Secured Notes due April 15, 2029
Debt Instrument
Total Debt		$ 500,000	$ 500,000
Unamortized Deferred Financing Costs		$ 4,831	$ 5,604
Effective Interest Rate	[1]	4.70%	4.70%
Revolving Credit Facility due April 13, 2026
Debt Instrument
Total Debt		$ 0	$ 0
Effective Interest Rate	[1]	0.00%	2.61%

[1]	Includes amortization of deferred financing costs and debt discount.